Consolidated Statements of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
ASSETS
Goodwill	₨ 325,014	$ 3,804	₨ 316,002
Intangible assets	27,450	321	32,748
Property, plant and equipment	80,684	944	81,608
Right-of-Use assets	25,598	300	17,955
Financial assets
Derivative assets			25
Investments	26,458	310	21,629
Trade receivables	299	3	4,045
Other financial assets	4,664	54	5,550
Non-Financial Assets
Investments accounted for using equity method	1,327	16	1,044
Deferred tax assets	2,561	30	1,817
Non-current tax assets	7,230	85	9,043
Other non-current assets	7,460	87	10,331
Total non-current assets	508,745	5,954	501,797
Inventories	694	8	907
Financial assets
Derivative assets	1,820	21	1,333
Investments	411,474	4,817	311,171
Cash and cash equivalents	121,974	1,428	96,953
Trade receivables	117,745	1,378	115,477
Unbilled receivables	64,280	753	58,345
Other financial assets	8,448	99	10,536
Non-Financial Assets
Contract assets	15,795	185	19,854
Current tax assets	6,417	75	6,484
Other current assets	29,128	341	29,602
Total current assets	777,775	9,105	650,662
TOTAL ASSETS	1,286,520	15,059	1,152,459
Share capital	20,944	245	10,450
Share premium	2,628	31	3,291
Retained earnings	716,477	8,387	630,936
Share-based payment reserve	6,985	82	6,384
Special Economic Zone Re-investment reserve	27,778	325	42,129
Other components of equity	53,497	626	56,693
Equity attributable to the equity holders of the Company	828,309	9,696	749,883
Non-controlling interests	2,138	25	1,340
TOTAL EQUITY	830,447	9,721	751,223
Financial liabilities
Non-current loans and borrowings	63,954	749	62,300
Lease liabilities	22,193	260	13,962
Derivative liabilities	0	0	4
Other financial liabilities	7,793	91	4,985
Non-Financial Liabilities
Deferred tax liabilities	16,443	192	17,467
Non-current tax liabilities	42,024	492	37,090
Other non-current liabilities	17,119	200	12,970
Provisions	294	3	0
Total non-current liabilities	169,820	1,987	148,778
Financial liabilities
Loans, borrowings and bank overdrafts	97,863	1,146	79,166
Lease liabilities	8,025	94	9,221
Derivative liabilities	968	11	558
Trade payables and accrued expenses	88,252	1,033	88,566
Other financial liabilities	3,878	45	2,272
Non-Financial liabilities
Contract liabilities	20,063	235	17,653
Current tax liabilities	34,481	404	21,756
Other current liabilities	31,086	364	31,295
Provisions	1,637	19	1,971
Total current liabilities	286,253	3,351	252,458
TOTAL LIABILITIES	456,073	5,338	401,236
TOTAL EQUITY AND LIABILITIES	₨ 1,286,520	$ 15,059	₨ 1,152,459